Foreign Currency Exchange Gain And Loss - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Foreign Currency Exchange Gain And Loss [Line Items]
Foreign currency transaction (loss) gain, before tax	¥ 11,893	¥ 3,250	¥ (1,535)